Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash collateral for securities loaned as percentage of fair value		102.00%
New Accounting Pronouncement For Equity Securities | Accumulated other comprehensive income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	$ (42)
New Accounting Pronouncement For Equity Securities | Retained income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	42
New Accounting Pronouncement For Equity Securities | Retained income | Not To Be Recognized [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	33
New Accounting Pronouncement For Limited Partnership Interests | Limited partnership interests
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	8
New Accounting Pronouncement For Limited Partnership Interests | Retained income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	(8)
New Accounting Pronouncement For Limited Partnership Interests | Retained income | Not To Be Recognized [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	$ 7
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs		15 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs		30 years
Interest-sensitive life insurance | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs		10 years
Interest-sensitive life insurance | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs		20 years